Revenue from contracts with customers	12 Months Ended
Dec. 31, 2025
Revenue from contracts with customers
Revenue from contracts with customers

25.Revenue from contracts with customers

	Year ended December 31
	2025	2024	2023
National sales
Mid–distillates (1)	26,792	28,672	32,606
Gasoline and turbo fuels (1)	16,044	17,804	23,129
Natural gas	3,439	4,096	4,358
Services	3,301	3,877	3,233
Energy transmission services (2)	3,266	3,226	2,770
Fuel gas service	1,363	1,083	989
Asphalts	912	794	938
Plastic and rubber	872	920	1,225
LPG and propane	512	631	762
Roads and construction services (2)	368	330	350
Polyethylene	304	329	314
Aromatics	160	247	298
Fuel oil	23	21	36
Crude oil	—	—	128
Other products	682	626	608
	58,038	62,656	71,744
Foreign sales
Crude oil	40,324	48,805	49,560
Roads and construction services (2)	6,402	5,465	4,761
Energy transmission services (2)	5,269	6,134	5,667
Fuel oil	3,491	3,920	4,029
Plastic and rubber	1,229	1,231	1,394
Diesel	696	1,203	4,097
LPG and propane	501	347	302
Cash flow hedges (3)	412	(345)	(468)
Natural gas	102	46	105
Gasoline and turbo fuels	70	360	193
Other products	3,160	3,508	1,805
	61,656	70,674	71,445
	119,694	133,330	143,189
(1)	Includes the compensation received from the application of Decree 180522 of March 29, 2010, and other standards that modify and add (Decree 1880 of 2014 and Decree 1068 of 2015), which establishes the mechanisms of settlement between importers of ordinary motor gasoline and diesel and the Fuel Price Stabilization Fund (FEPC, for its acronym in Spanish), and the methodology for calculating the net position, which can be positive or negative, as described on Note 4.17. As of December 31, 2025, the value recognized by price differential corresponds to $2,929 (2024: $7,525; 2023: $20,531). The balance of the trade receivable for this concept is detailed in Note 7.
(2)	It corresponds to the revenue related to the energy transmission contracts and toll roads concessions of Interconexión Eléctrica S.A. E.S.P.
(3)	Includes the result of hedging for future exports (Note 30.3) for $150 (2024: ($239)); (2023: ($480)) and operations with derivative financial instruments for $262 (2024: $(106); (2023: $11).

Sales by geographic areas

	Year ended December 31
	2025	%	2024	%	2023	%
Colombia	58,038	48.5%	62,656	47.0%	71,745	50.1%
United States	27,379	22.9%	27,094	20.3%	24,992	17.5%
China	7,708	6.4%	8,387	6.3%	13,944	9.7%
Brazil	6,977	5.8%	6,919	5.2%	5,444	3.8%
India	6,025	5.0%	8,900	6.7%	6,377	4.5%
Singapore and other Asian countries	5,925	5.0%	7,009	5.3%	8,520	6.0%
Peru	2,359	2.0%	2,330	1.7%	2,864	2.0%
Chile	2,208	1.8%	2,396	1.8%	2,322	1.6%
Other South America countries	1,961	1.6%	4,564	3.4%	1,594	1.1%
Central America and the Caribbean	691	0.6%	412	0.3%	2,637	1.8%
Europe	423	0.4%	2,663	2.0%	2,750	1.9%
	119,694	100.0%	133,330	100.0%	143,189	100.0%

Concentration of customers

During 2025, Organización Terpel S.A. represented 11% of sales for the year (2024 – 11% and 2023 – 8%); no other customer represented more than 10% of total sales. There is no risk of the Ecopetrol Group’s financial situation being affected by a potential loss of Organization Terpel S.A. as a client, which is located in Colombia. The commercial relationship with Organization Terpel S.A. is for the sale of refined products and transportation services.

Revenues from concession contracts

ISA, through its companies, promotes development in several countries through concessions acquired for the supplying of public energy transport services, services associated with the management of real time systems in Colombia and public road transport, through concessionaires in Chile, Panama and Colombia.

The ISA concessions contain the obligation to carry out major works and at the end of the concession to deliver the infrastructure assets to the grantors in optimal conditions. These major maintenance works are accounted for i) when the works are executed and ii) when the value of the outflow of resources is known.

The current contracts signed by the ISA, except the contracts from Peru and Bolivia, have guaranteed cash flows.

ISA meets its obligations under the concession contracts and provides the contracted services with the use of infrastructure assets determined in each concession contract. Upon the expiration of each concession, ISA can present a bid for its renewal.

The main concessions are the following:

Concessions in Colombia

Inteia S.A.S (before Sistemas Inteligentes en Red)

Through a business collaboration agreement entered into with UNE EPM Telecomunicaciones S.A. and Consorcio ITS, executes the addendum No. 5 of the Inter-administrative Agreement No. 5400000003 of 2006 with the Municipality of Medellín to “provide under the concession modality, the necessary technological infrastructure, the services for its modernization and optimization of the management of the administrative services of the Secretaría de Transporte y Tránsito of Medellín, through a complete solution of technology, information, communications and operation of the information and communications technology (ICT’s)”. As payment for such services, Intelligent Network Systems receives a portion of the penalty fees collected through the photodetection system within the municipality.

This contract is within the scope of IFRIC 12 under the intangible model, considering the following aspect:

●	The Municipality of Medellín, as the grantor of the concession, controls the services provided by the concessionaire, including the corresponding infrastructure asset. The value of fines and the method of imposing them are determined at the national level.
●	The grantor controls, through ownership of the right of use of the infrastructure asset, any significant residual interest in the infrastructure asset at the end of its useful life, as established in the agreement. Upon termination of this agreement, all goods, equipment, technology, and software use licenses will be reverted to the Municipality of Medellin.

The concession ended on December 31, 2025.

Ruta Costera

In accordance with Law 1508 of 2012 which regulates public-private partnerships, the National Infrastructure Agency (“ANI”), by means of Resolution No. 862 of July 2, 2014, awarded Public Tender No. VJ-VE-IP-LP-0011-2013 and, on September 10, 2014, executed Concession Contract No. 004 of 2014 with Concesion Costera Cartagena-Barranquilla, an indirect subsidiary of ISA. The contracted services consist of executing “the final studies and designs, environmental management, property, social management, construction, rehabilitation, improvement, operation, and maintenance of the corridor Cartagena-Barranquilla Project and Circunvalar de la Prosperidad”.

This concession is within the scope of IFRIC 12 under the financial asset model for investment in construction (construction services). As compensation, the concessionaire receives: revenues from commercial exploitation, including toll collections, and payments from ANI, to the extent applicable. If the concessionaire does not achieve the expected revenue from toll collection, the grantor (ANI) will pay the concessionaire a collection differential in years 8, 13 and 18. Such collection differential has been contractually defined as the present value of toll collections for any given reference month. This revenue arrangement represents an unconditional contractual right to receive a specific and determinable amount of cash or other financial assets for the construction services provided.

As of December 31, 2025, the concession contract is in the operation and maintenance stage of all six functional units that comprise the project.

In addition to the concession contract, Unit Price Fixing Acts have been signed with the ANI, for the development of the following projects on the road:

●	Construction of the Crespo Linear Park.
●	Operation and maintenance activities of the Crespo Linear Park.
●	Design, dismantling, construction, and maintenance of solar lighting at UF4.
●	Construction of the elevated intersection “Puente Caracolí”

Concessions in Brazil

As concessionaires for power transmission services in Brazil, the Company has the obligation to build and operate the transmission infrastructure, while the grantor retains ownership rights to the concession assets. Upon expiration of the concession, concession assets are to be transferred back to the grantor who must pay any pending compensation to the concessionaire.

The concession contracts of ISA Energía Brasil and Taesa were analyzed and classified in the financial asset model. In accordance with IFRS 15 - Revenue from contracts with customers, a contract asset is recognized during construction.

The value of the contractual asset of the energy transmission concessions is equal to the present value of future cash flows, which are determined at the beginning of any given concession or renewal. Such future cash flows are revaluated periodically, in previously determined tariff review years.

Cash flows are defined based on payments received by concessionaires for supplying power transmission services to end-users. Such payments are known as Receita Anual Permitida or “RAP” and serve to compensate the cost of investments made in the transmission infrastructure. Any investment costs that are not fully compensated through the receipt of RAPs trigger the right to receive payment from the grantor. This flow of future collections is updated for inflation (IPCA/IGPM) and paid at a discount rate at the beginning of each project.

During the construction stage, the concessionaire has the right to receive consideration in accordance with progress made on construction of the network and the performance of its obligations, and not only in accordance with the time used for construction. Revenue is equivalent to the value of construction expenses plus a construction margin, as a result of the application of the pronouncement of the CVM (Brazilian Securities and Exchange Commission) on the accounting treatment for contract assets (CVM Official Communication 4/2020), which is in consistent with the requirements of IFRS 15 – Revenue from Contacts with Clients to recognize revenue.

Revenues from these concession assets generate taxes under the Social Integration Program and the Contribution for the Financing of Social Security (Cofins) program. These may be registered as deferred taxes (non-current liabilities).

Concessions in Chile

For the construction of road infrastructure in Chile, the Group may be remunerated in one or two ways: variable revenues, which may account for traffic risk (the variation of projected demand) or fixed revenue, that is, a guaranteed total amount subject to a revenue distribution mechanism or calculated at the present value of future cash flows. In the latter case, the total revenue is guaranteed at present value. Additionally, in some concession contracts other concepts are included, such as the minimum guaranteed revenue and subsidies (both in construction and in operation stages); both correspond to payments from the State, subject to specific compliance of conditions by the concessionaire.

The model applied to concessions in Chile will depend on whether revenue is guaranteed or not (whether it is subject to traffic risk or not) and whether it is enough to pay for the investment. On one hand, if the concession contract considers traffic risk, it is recognized according to IFRIC 12 as an intangible asset. This asset is amortized over the life of the concession operation. On the other hand, if the contract establishes income and compensation guarantee mechanisms, it is recognized as a financial asset. This financial asset is extinguished through payments received from road users, through the collection of tolls, or directly through payments from the Ministry of Public Works. Currently, ISA has road concessions in Chile applying the financial asset model.

Concessions in Panama

The road concession in Panama operates under a public-private partnership (PPP) model, as defined by Law 1 of January 5, 1984, amended by Law 21 of May 10, 2017, the PPP Law, and the PPP Regulations. This framework stems from the award of Public Tender No. 2024-0-09-0-99-AP-008446, issued by the Ministry of Public Works (MOP) through Resolution No. APP-001-2025 of January 10, 2025, whose objective is the “Rehabilitation, improvement, and maintenance of the Pan-American Road East to meet performance standards.”

This PPP contract for the Pan-American Road East is a service concession agreement, in which the grantor controls or regulates the services provided by the concessionaire, to whom they are provided, and at what price.

Since the contract meets the above criteria and includes an obligation to return the assets to the grantor, or the grantor retains any residual interest in the infrastructure, at the end of the concession term, it is accounted for according to IFRIC 12 Service Concession Arrangements. This also includes operation and maintenance services. Assets constructed to operate concessions where the grantor has no residual interest in the infrastructure asset and Ruta del Este has no obligation to return those infrastructure assets are accounted for under IAS 16. Service revenues are measured and recorded in accordance with IFRS 15 and IFRS 9, depending on the asset model.

The project will cover 246.2 km and will be called the Pan-American Road East. It extends from the community of Las Garzas, in the district of Pacora, municipality of Panama, and ends in the municipality of Yaviza, in the province of Darién. Among the communities along this road are: Las Garzas, Tanara, Unión de Azuero, Chepo, Cañita, El Llano, the Guna indigenous territory of Madungandí, Ipetí, Tortí, Cañazas, Agua Fría, Santa Fe, Metetí, Sansón, Canglón, and Yaviza. The Pan-American Road East’s primary importance lies in its role as the main axis connecting the various centers of attraction that generate local and interprovincial travel, as well as facilitating communication for the operation of different institutions and organizations involved in the comprehensive management of these areas. The project is currently in the pre-construction phase.

Concessions in Peru

Due to their terms and conditions, as well as the rights and obligations of concessionaires, the concession contracts of ISA REP, ISA Perú, and Consorcio Transmantaro are recognized as intangible assets. The intangible asset model applies when the services provided by the concessionaire are paid by end-users or when the grantor does not unconditionally guarantee the collection of revenues. These contracts grant the concessionaire the right to charge end-users for the energy transmission service, but do not establish an unconditional right to receive cash.

In November 2020, through a corporate reorganization process (merger by absorption), ISA Perú acquired the companies Etenorte S.R.L. (220 KV Carhuaquero - SE Chiclayo Oeste lines and 138 KV Huallanca - SE Chimbote 1 and SE Chimbote 2 lines) and Eteselva S.R.L. (SE Aguaytia - SE Tingo María - SE Paramonga Nueva 220 lines), which have an unlimited useful life.

All the concession contracts for the supply of power transmission services in Peru contain similar terms and conditions.

Concessions in Bolivia

Similar to concession contracts in Peru, concessions to provide public energy services in Bolivia do not guarantee the unconditional receipt of cash by the concessionaire. In these concession contracts, we assume the risk associated with the collection of amounts invoiced and may not be able to recover the entire value of the investment made. Additionally, the Bolivian State is not obliged to guarantee shortages, either due to the non-existence of demand or due to non-payment by any of the market agents; therefore, the grantor has no obligation to pay for the construction services received and, in this sense, the model applicable under IFRIC 12 is the intangible asset model.

Committed investments

ISA and its companies have committed investments of $25.5 trillion pending execution in the 2026-2030 period. These investments correspond to the balance pending execution of contracts already awarded, and to estimated needs for reinforcement and expansion of existing infrastructure and replacement of assets. These investments represent a strategic commitment to expand and modernize infrastructure, improve operational efficiency, and promote the adoption of sustainable technologies, increasing cash flow generation and the value of ISA for its shareholders.

The committed investments pending of execution for 2026-2030 period are distributed as follows: Projects awarded $19.9 trillion in energy transmission (78%), $3.2 trillion in construction and improvement businesses roads (13%), $1.6 trillion in energy solutions development (6%) and $0.8 trillion in telecommunications business development (3%). It includes projects such as:

●	Reinforcement and improvements for the existing network of ISA Brasil and subsidiaries for $2.2 trillion.
●	Investment in energy solutions in ISA Colombia for $1.6 trillion.
●	Project Conexión Kimal Lagunas of $1 trillion in ISA Energía Chile and $0.7 trillion in project Group 1 (Pico-Beta-Saya), in Peru.
●	Capital contributions of $1 trillion to Conexión Kimal Lo Aguirre in Chile and to TOCE CEPI energy transmission project in Peru.
●	Projection of investments related to the maintenance and optimization plan of existing assets for $0.8 trillion and investments in technological developments and headquarters conservation for $0.6 trillion.

The value of committed investments pending execution may vary, among other things, due to adjustments in the scope of the projects, equipment and material prices, and variations in macroeconomic estimates, such as exchange rates and price indexes.